Cover	Aug. 31, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	001-38180
Entity Registrant Name	HF FOODS GROUP INC.
Entity Central Index Key	0001680873
Entity Tax Identification Number	81-2717873
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6325 South Rainbow Boulevard
Entity Address, Address Line Two	Suite 420
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code	888
Local Phone Number	905-0998
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.0001 par value
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	HFFG
Security Exchange Name	NASDAQ
Preferred Share Purchase Rights
Title of 12(b) Security	Preferred Share Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NASDAQ